Revenues (Tables)	6 Months Ended
Jun. 30, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Changes in Advances from Customers

The following table presents the significant changes in the advances from customers balance during the six months ended June 30, 2018:

Six months ended June 30, 2018
Unaudited
Balance, beginning of the period	$41
New performance obligations	116
Reclassification to revenue as a result of satisfying performance obligation	(41)
Balance, end of the period	$116

Schedule of Contract Assets and Liabilities

The following table summarizes our contract assets and liabilities balances:

2018
Unaudited

Contract assets at January 1, 2018	$1,140
Contract assets at June 30, 2018	$1,188

Change in contract assets - increase	$48

Contract liabilities at January 1, 2018	$145
Contract liabilities at June 30, 2018	$431

Change in contract liabilities - increase	$286

Net change	$238